Vanguard Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (23.1%)
Vanguard Total Stock Market Index Fund Investor Shares	49,872,900	3,641,220

International Stock Fund (15.4%)
Vanguard Total International Stock Index Fund Investor Shares	143,730,664	2,433,360

U.S. Bond Funds (47.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	490,897,663	5,345,876
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	83,353,676	2,058,002
		7,403,878
International Bond Fund (14.6%)
Vanguard Total International Bond Index Fund Investor Shares	201,401,638	2,304,035
Total Investment Companies (Cost $12,238,920)		15,782,493
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $5,529)	55,284	5,530
Total Investments (100.1%) (Cost $12,244,449)		15,788,023
Other Assets and Liabilities-Net (-0.1%)		(13,472)
Net Assets (100%)		15,774,551

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2015 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sep 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund
	3	NA1	NA1	(1)	1	73	—	5,530
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,000,417	120,183	100,027	(1,562)	38,991	20,518	—	2,058,002
Vanguard Total Bond Market II Index Fund	5,441,759	339,151	709,855	(11,569)	286,390	113,893	—	5,345,876
Vanguard Total International Bond Index Fund	2,318,150	72,607	199,591	3,674	109,195	61,407	—	2,304,035
Vanguard Total International Stock Index Fund	2,652,203	159,977	311,756	11,292	(78,356)	59,321	—	2,433,360
Vanguard Total Stock Market Index Fund	3,998,603	481,771	850,451	239,882	(228,585)	50,314	—	3,641,220

Total	16,411,135	1,173,689	2,171,680	241,716	127,636	305,526	—	15,788,023
1 Not applicable—purchases and sales are for temporary cash investment purposes.